PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	December 31,	December 31,
	2024	2023

Land and buildings	$3,059,448	$3,114,032
Building fixtures, facilities, and furniture	191,771	187,826
Leasehold improvement	20,773	21,143
Landscaping	21,653	22,039
Office Equipment and Fixtures	3,485	31,306
Auto	40,636	41,361
Construction in progress	74,569	6,372
Total Assets	3,412,335	3,424,079
Less accumulated depreciation	(162,649)	(116,708)
Net Assets	$3,249,686	$3,307,371

For the years ended December 31, 2024, 2023, and 2022, depreciation and amortization expenses were $75,501, $76,246, and $36,243, respectively.